Schedule of Lease Expense (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-use Operating Lease
Amortization of right-of-use operating lease asset	$ 174,000
Lease liability expense in connection with obligation repayment	56,320
Total operating lease costs	230,320
Operating cash outflows from operating lease (obligation payment)
Right-of-use asset obtained in exchange for new operating lease liability	$ 2,091,012